SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF STOCK OPTIONS OUTSTANDING

A summary of the stock options outstanding for the six months ended June 30, 2023 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2022	-	-
Granted during the period	895,000	1.16
Exercised during the period	(290,000)	$0.82
Granted during the period	10,000	$6.20
Outstanding at December 31, 2022	615,000	$1.41
Exercisable at December 31, 2022	612,500	$1.39
Granted during the period	10,000	$3.82
Outstanding at June 30, 2023	625,000	$1.44
Exercisable at June 30, 2023	615,000	$1.41

SCHEDULE OF ADDITIONAL STOCK OPTIONS OUTSTANDING

Outstanding		Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

250,000	2.75	$0.82	250,000	$0.82
240,000	3.00	$1.22	240,000	$1.22
115,000	3.33	$2.65	115,000	$2.65
10,000	4	$6.20	10,000	$6.20
10,000	4.83	$3.82	-	-

625,000	3.01	$1.44	615,000	$1.41

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2023	2022
Weighted average fair value of options granted	$2.73	$3.96
Risk-free interest rate	3.09%	3.56%
Estimated life (in years)	5	5
Expected volatility	91.33%	75.91%
Expected dividend yield	0%	0%